FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	$ 2,134	$ 2,412
Disclosure of financial liabilities [line items]
Financial liabilities	12,361	9,439
FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	440	381
Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	11,921	9,058
FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	608	893
Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	142	15
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	1,384	1,504
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	2,101	1,002
Corporate borrowings | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	2,101	1,002
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	8,063	7,324
Non-recourse borrowings (current and non-current) | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	8,063	7,324
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	864	712
Accounts payable and other | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	864	712
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Preferred shares | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	1,313	381
Financial liabilities (current and non-current) | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	440	381
Financial liabilities (current and non-current) | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial liabilities (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	873	0
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	374	786
Cash and cash equivalents | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	374	786
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	838	485
Accounts receivable and other | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	838	485
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	837	1,138
Financial assets (current and non-current) | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	608	893
Financial assets (current and non-current) | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	57	12
Financial assets (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	172	233
Marketable securities
Disclosure of financial assets [line items]
Financial assets	85	3
Marketable securities | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Marketable securities | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	85	3
Marketable securities | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0